Goodwill	12 Months Ended
Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill
10.	GOODWILL
The changes in the carrying amount of goodwill were as follows:

RMB
Balance as of December 31, 2020	—
Goodwill acquired in business combinations (Note 4)	4,625,115

Balance as of December 31, 2021	4,625,115

Balance as of December 31, 2021, in US$	725,781

RMB3,669,031
(US$575,751)
of goodwill was allocated to the Cloud service and solutions reporting unit and
 RMB956,084

(US$150,030)
of goodwill was allocated to the Cloud-based digital solution and services reporting unit.